UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  August 2, 1999

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:          $369,329



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AT & T Corporation             COM              001957109     8869   158909 SH
     SOLE                    24733            134176
Air Products & Chem            COM              009158106     9071   225375 SH
     SOLE                    35050            190325
Allegheny Energy, Inc.         COM              017361106     6888   214833 SH
     SOLE                    34485            180348
Allstate Insurance             COM              020002101     8676   241831 SH
     SOLE                    37679            204152
Associates First Capital       COM              046008108     9370   212340 SH
     SOLE                    33015            179325
B.F. Goodrich                  COM              382388106     9804   230680 SH
     SOLE                    35930            194750
BankOne Corporation            COM              06423A103     9324   156545 SH
     SOLE                    24315            132230
Barrick Gold                   COM              067901108     8760   452110 SH
     SOLE                    64850            387260
Chevron                        COM              166751107    10098   106230 SH
     SOLE                    16540             89690
Cigna                          COM              125509109    11433   128465 SH
     SOLE                    19765            108700
Computer Associates            COM              204912109    13074   238800 SH
     SOLE                    37175            201625
Conseco                        COM              208464107     8773   288240 SH
     SOLE                    44860            243380
Deluxe Corporation             COM              248019101     9763   251535 SH
     SOLE                    39095            212440
Dillard Dept. Stores           COM              254067101     7881   224360 SH
     SOLE                    34995            189365
Dole Food                      COM              256605106     6072   206715 SH
     SOLE                    35955            170760
Duke Energy Corporation        COM              264399106    10622   195115 SH
     SOLE                    30385            164730
FPL Group Inc.                 COM              302571104     7032   128730 SH
     SOLE                    20350            108380
Finova Group, Inc.             COM              317928109     8611   163635 SH
     SOLE                    25495            138140
Food Lion A                    COM              344775200    10132   853210 SH
     SOLE                   132350            720860
GTE Corp                       COM              362320103    10945   144965 SH
     SOLE                    22570            122395
Hartford Financial Services Gr COM              416515104     9625   165065 SH
     SOLE                    25685            139380
Healthsouth                    COM              421924101     5420   364340 SH
     SOLE                    56860            307480
Highwoods Properties           COM              431284108     5251   191395 SH
     SOLE                    29445            161950
Household International        COM              441815107     9828   207460 SH
     SOLE                    32290            175170
Humana Inc.                    COM              444859102     4863   375850 SH
     SOLE                    58305            317545
Interntl Paper                 COM              460146103     8886   176830 SH
     SOLE                    27510            149320
Kerr-McGee Corp.               COM              492386107    10913   217450 SH
     SOLE                    33860            183590
Lehman Brothers                COM              524908100    10678   171885 SH
     SOLE                    26745            145140
Liberty Property Trust         COM              531172104     3619   145475 SH
     SOLE                    17425            128050
Marsh & McLennan Cos           COM              571748102    10860   143485 SH
     SOLE                    22275            121210
Occidental Petroleum           COM              674599105     9795   463645 SH
     SOLE                    72310            391335
Phelps Dodge Corporation       COM              717265102     9335   150710 SH
     SOLE                    23455            127255
Southern Co.                   COM              842587107    10110   381500 SH
     SOLE                    59355            322145
Sovereign Bancorp              COM              845905108     6881   567480 SH
     SOLE                    88705            478775
Starwood Hotels & Resorts      COM              85590a203     5396   176545 SH
     SOLE                    33385            143160
Texaco                         COM              881694103     9999   160300 SH
     SOLE                    24940            135360
Toys R Us, Inc.                COM              892335100     8985   434340 SH
     SOLE                    67620            366720
UNOCAL                         COM              915289102     9157   231090 SH
     SOLE                    35995            195095
Ultramar Diamond Shamrock      COM              904000106     1881    86250 SH
     SOLE                    12450             73800
Union Pacific                  COM              907818108    10230   175430 SH
     SOLE                    27255            148175
United Healthcare              COM              910581107     9576   152915 SH
     SOLE                    24010            128905
Valero Energy                  COM              91913y100     4553   212365 SH
     SOLE                    33115            179250
Washington Mutual              COM              939322103     6954   195540 SH
     SOLE                    30440            165100
Wyndham International, Inc.    COM              983101106     1338   297255 SH
     SOLE                    61849            235406